UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

September 30, 2015

1.808771.111
TRE-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 0.1%
Delphi Automotive PLC	11,700	$890
Automobiles - 1.0%
Tesla Motors, Inc. (a)	53,500	13,289
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	272,435	9,780
ServiceMaster Global Holdings, Inc. (a)	144,400	4,845
		14,625
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (a)	7,950	5,726
Hilton Worldwide Holdings, Inc.	112,600	2,583
Las Vegas Sands Corp.	59,000	2,240
McDonald's Corp.	168,400	16,592
Papa John's International, Inc.	22,500	1,541
Starbucks Corp.	309,770	17,607
Whitbread PLC	75,307	5,318
Yum! Brands, Inc.	22,000	1,759
		53,366
Household Durables - 0.1%
Jarden Corp. (a)	39,500	1,931
Internet & Catalog Retail - 4.8%
Amazon.com, Inc. (a)	87,083	44,577
Netflix, Inc. (a)	97,100	10,027
Priceline Group, Inc. (a)	8,990	11,119
		65,723
Media - 2.9%
Comcast Corp. Class A	107,601	6,120
Naspers Ltd. Class N	13,700	1,711
The Walt Disney Co.	195,800	20,011
Time Warner Cable, Inc.	33,500	6,009
Time Warner, Inc.	96,400	6,628
		40,479
Multiline Retail - 0.7%
Burlington Stores, Inc. (a)(b)	60,900	3,108
Dollar General Corp.	100,600	7,287
		10,395
Specialty Retail - 5.3%
Abercrombie & Fitch Co. Class A	28,000	593
AutoZone, Inc. (a)	12,550	9,084
Home Depot, Inc.	294,619	34,026
L Brands, Inc.	144,500	13,024
Restoration Hardware Holdings, Inc. (a)	72,900	6,802
Signet Jewelers Ltd.	18,500	2,518
TJX Companies, Inc.	93,000	6,642
		72,689
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. Class B	93,986	11,557
PVH Corp.	24,600	2,508
Under Armour, Inc. Class A (sub. vtg.) (a)	40,900	3,958
VF Corp.	118,932	8,112
		26,135

TOTAL CONSUMER DISCRETIONARY		299,522

CONSUMER STAPLES - 7.8%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	42,200	5,284
Monster Beverage Corp. (a)	71,802	9,703
The Coca-Cola Co.	695,148	27,889
		42,876
Food & Staples Retailing - 2.0%
CVS Health Corp.	223,800	21,592
Sprouts Farmers Market LLC (a)	155,000	3,271
Whole Foods Market, Inc.	55,500	1,757
		26,620
Food Products - 1.6%
Associated British Foods PLC	140,900	7,119
Keurig Green Mountain, Inc.	200,804	10,470
Mondelez International, Inc.	116,500	4,878
		22,467
Tobacco - 1.1%
Imperial Tobacco Group PLC	12,084	624
Reynolds American, Inc.	331,000	14,653
		15,277

TOTAL CONSUMER STAPLES		107,240

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	39,600	1,555
Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	60,000	1,312
Memorial Resource Development Corp. (a)	25,000	440
The Williams Companies, Inc.	110,800	4,083
		5,835

TOTAL ENERGY		7,390

FINANCIALS - 6.0%
Banks - 2.0%
Comerica, Inc.	35,000	1,439
JPMorgan Chase & Co.	128,900	7,859
M&T Bank Corp. (b)	57,662	7,032
Regions Financial Corp.	1,310,300	11,806
		28,136
Capital Markets - 1.7%
Charles Schwab Corp.	280,300	8,005
Morgan Stanley	105,400	3,320
Northern Trust Corp.	86,000	5,862
The Blackstone Group LP	208,400	6,600
		23,787
Consumer Finance - 0.8%
Capital One Financial Corp.	149,308	10,828
Insurance - 0.6%
ACE Ltd.	74,100	7,662
Real Estate Investment Trusts - 0.9%
Public Storage	56,200	11,894

TOTAL FINANCIALS		82,307

HEALTH CARE - 19.8%
Biotechnology - 6.2%
Amgen, Inc.	124,756	17,256
Biogen, Inc. (a)	37,545	10,956
BioMarin Pharmaceutical, Inc. (a)	24,500	2,580
bluebird bio, Inc. (a)	2,200	188
Celgene Corp. (a)	144,100	15,587
Gilead Sciences, Inc.	183,190	17,987
Intercept Pharmaceuticals, Inc. (a)	22,200	3,682
Isis Pharmaceuticals, Inc. (a)	11,600	469
Regeneron Pharmaceuticals, Inc. (a)	13,200	6,140
Vertex Pharmaceuticals, Inc. (a)	96,200	10,018
		84,863
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	776,810	12,747
Medtronic PLC	192,201	12,866
Nevro Corp.	3,000	139
Teleflex, Inc.	22,600	2,807
		28,559
Health Care Providers & Services - 3.0%
Cigna Corp.	121,200	16,364
DaVita HealthCare Partners, Inc. (a)	54,666	3,954
Express Scripts Holding Co. (a)	121,400	9,829
McKesson Corp.	28,765	5,322
Teladoc, Inc. (b)	92,930	2,071
UnitedHealth Group, Inc.	34,000	3,944
		41,484
Health Care Technology - 0.0%
athenahealth, Inc. (a)	4,172	556
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	85,600	2,939
Illumina, Inc. (a)	10,718	1,884
		4,823
Pharmaceuticals - 8.2%
AbbVie, Inc.	336,200	18,293
Allergan PLC (a)	65,075	17,688
Bristol-Myers Squibb Co.	289,559	17,142
Eli Lilly & Co.	187,700	15,709
Jazz Pharmaceuticals PLC (a)	90,700	12,046
Ocular Therapeutix, Inc. (a)(b)	207,828	2,922
Sinclair Pharma PLC (a)	2,621,463	1,497
Teva Pharmaceutical Industries Ltd. sponsored ADR	456,300	25,763
The Medicines Company (a)	26,252	997
		112,057

TOTAL HEALTH CARE		272,342

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	538,653	14,199
General Dynamics Corp.	68,300	9,422
The Boeing Co.	67,802	8,879
		32,500
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	168,699	16,649
Airlines - 0.3%
American Airlines Group, Inc.	104,340	4,052
Building Products - 0.8%
A.O. Smith Corp.	166,104	10,828
Caesarstone Sdot-Yam Ltd.	15,353	467
		11,295
Electrical Equipment - 0.1%
Acuity Brands, Inc.	9,200	1,615
Industrial Conglomerates - 1.2%
Danaher Corp.	30,200	2,573
General Electric Co.	537,500	13,556
		16,129
Machinery - 0.2%
Rational AG	1,750	699
Rexnord Corp. (a)	144,500	2,454
		3,153
Professional Services - 0.2%
WageWorks, Inc. (a)	55,400	2,497
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	147,174	10,508

TOTAL INDUSTRIALS		98,398

INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 0.1%
QUALCOMM, Inc.	34,761	1,868
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	90,500	4,612
Fitbit, Inc. (b)	37,600	1,417
		6,029
Internet Software & Services - 10.4%
Alibaba Group Holding Ltd. sponsored ADR	104,500	6,162
Facebook, Inc. Class A (a)	439,765	39,535
GoDaddy, Inc. (a)(b)	119,600	3,015
Google, Inc.:
Class A (a)	80,285	51,252
Class C	57,479	34,971
JUST EAT Ltd. (a)	163,987	1,018
LinkedIn Corp. Class A (a)	16,500	3,137
Twitter, Inc. (a)	121,200	3,265
		142,355
IT Services - 7.1%
Alliance Data Systems Corp. (a)	16,400	4,247
Cognizant Technology Solutions Corp. Class A (a)	246,100	15,408
Global Payments, Inc.	53,800	6,172
MasterCard, Inc. Class A	111,000	10,003
Optimal Payments PLC (a)	1,318,618	6,428
PayPal Holdings, Inc. (a)	231,200	7,176
Visa, Inc. Class A	682,364	47,533
		96,967
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	22,000	1,102
Analog Devices, Inc.	93,000	5,246
Avago Technologies Ltd.	61,100	7,638
NXP Semiconductors NV (a)	81,900	7,131
Qorvo, Inc. (a)	67,300	3,032
		24,149
Software - 4.0%
Adobe Systems, Inc. (a)	236,800	19,470
Citrix Systems, Inc. (a)	35,400	2,453
Micro Focus International PLC	50,000	910
Salesforce.com, Inc. (a)	386,070	26,805
Workday, Inc. Class A (a)	71,716	4,938
		54,576
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	735,575	81,139

TOTAL INFORMATION TECHNOLOGY		407,083

MATERIALS - 2.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	173,900	7,808
E.I. du Pont de Nemours & Co.	18,200	877
LyondellBasell Industries NV Class A	120,400	10,037
Monsanto Co.	6,567	560
		19,282
Containers & Packaging - 1.0%
WestRock Co.	272,502	14,018

TOTAL MATERIALS		33,300

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	199,900	7,958
TOTAL COMMON STOCKS
(Cost $1,090,574)		1,315,540

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Internet & Catalog Retail - 0.3%
The Honest Co., Inc. Series D (c)	87,422	4,000
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	288,144	11,422
Software - 0.0%
Cloudflare, Inc. Series D (c)	56,846	400

TOTAL INFORMATION TECHNOLOGY		11,822

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,824)		15,822

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.18% (d)	27,155,402	27,155
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	15,327,267	15,327
TOTAL MONEY MARKET FUNDS
(Cost $42,482)		42,482
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,141,880)		1,373,844
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,349)
NET ASSETS - 100%		$1,372,495

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,822,000 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Securities Lending Cash Central Fund	80
Total	$86

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$303,522	$299,522	$--	$4,000
Consumer Staples	107,240	107,240	--	--
Energy	7,390	7,390	--	--
Financials	82,307	82,307	--	--
Health Care	272,342	272,342	--	--
Industrials	98,398	98,398	--	--
Information Technology	418,905	407,083	--	11,822
Materials	33,300	33,300	--	--
Telecommunication Services	7,958	7,958	--	--
Money Market Funds	42,482	42,482	--	--
Total Investments in Securities:	$1,373,844	$1,358,022	$--	$15,822

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$9,907
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,867
Cost of Purchases	4,048
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15,822
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$1,867

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$15,822	Last transaction price	Transaction price	$7.04 - $45.76 / $40.36	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,151,239,000. Net unrealized appreciation aggregated $222,605,000, of which $306,948,000 related to appreciated investment securities and $84,343,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015